SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENT
SUBSEQUENT EVENT

26.     SUBSEQUENT EVENT

In addition to the information disclosed elsewhere in the financial statements, there are the following subsequent events:

In March, 2020, a new VIE structure has been established and set up within the Group. Under this new VIE agreements, there are three companies newly set-up: (i) ShenRong HK, a wholly owned subsidiary of CCIH, (ii) ChinaCache RongShen Technology (Beijing) Co., Ltd. (“RongShen Beijing”), a wholly foreign owned enterprise of ShenRong HK; (iii) ChinaCache ShenRong Technology (Beijing) Co., Limited (“ShenRong Beijing”), a domestic operation company. The establishment of new VIE structure is mainly for the purpose of developing data security, cloud serving, edge computing, and oversea CDN business services in the future years.

In December 2019, novel coronavirus (COVID-19) was first reported to have surfaced in Wuhan, China. Subsequently, COVID-19 has spread rapidly to many parts of China and other parts of the world. The pandemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. Substantially all of the Group’s workforce are concentrated in China. Consequently, the COVID-19 outbreak may materially adversely affect our business operations and the Group’s financial condition and operating results for 2020, including but not limited to material negative impact to the Group’s total revenues, slower collection of accounts receivables and additional allowance for doubtful accounts and significant downward adjustments or impairment to the Group’s long-lived assets. Because of the significant uncertainties surrounding the COVID-19 outbreak, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time.

Subsequent events relating to litigation see Note 25.